COMMITMENTS AND CONTINGENCIES (Contingencies, Narrative) (Details) $ in Millions	Mar. 03, 2015 USD ($)
Shareholder Class Action Lawsuit against NQ Mobile [Member]
Loss Contingencies [Line Items]
Settlement against NQ Defendants	$ 5.1